NET LOSS PER SHARE	12 Months Ended
Mar. 31, 2023
NET LOSS PER SHARE
NET LOSS PER SHARE

16.NET LOSS PER SHARE

For the fiscal years ended March 31, 2023 and 2022, basic loss per share and diluted loss per share were the same, as the Company recorded a net loss for both years and the exercise of any potentially dilutive instruments would be anti-dilutive.

Comparative weighted average number of common shares outstanding has been adjusted to reflect the 5:1 consolidation of the common shares outstanding.

Instruments that could potentially dilute basic loss per common share includes common share stock options (Note 15).

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2023	March 31, 2022
Loss attributable to common shares ($)	(48,492,996)	(54,691,130)
Weighted average number of shares outstanding – basic and diluted (#)	11,640,573	57,751,224
Loss per common share, basic and diluted ($)	(4.17)	(0.95)
Loss from continuing operations per common share, basic and diluted ($)	(3.28)	(0.31)
Loss from Clinic Operations per common share, basic and diluted ($)	(0.89)	(0.64)